Related Party Transactions - Additional Information (Detail)			1 Months Ended
	Apr. 24, 2017	Mar. 01, 2017	Dec. 31, 2016	Sep. 22, 2011
Parent | Subsequent Event
Related Party Transaction [Line Items]
Equity interest transferred	83.30%
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited) | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Equity interest transferred			83.30%
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited) | Parent
Related Party Transaction [Line Items]
Percentage of equity interest on capital contribution by parent				83.30%
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") | Subsequent Event
Related Party Transaction [Line Items]
Percentage of ownership interest transferred to third party		100.00%